INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets and Related Accumulated Amortization

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	5,210	(1,416)	—	3,794
Mobile games and platforms	59,304	(35,690)	—	23,614
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389
Mobile game product development costs	2,679	(1,478)	—	1,201

Total	110,131	(56,223)	(10,910)	42,998

	As of December 31, 2013,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,152	(2,029)	(2,613)	510	84
Mobile games and platforms	66,203	(47,852)	—	18,351	3,031
Acquired customer relationships	43,234	(16,763)	—	26,471	4,373
Mobile game licenses	45,998	(4,868)	—	41,130	6,794
Mobile game product development costs	2,679	(2,250)	—	429	71

Total	163,266	(73,762)	(2,613)	86,891	14,353

Estimated Annual Amortization Expenses

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2014	32,405	5,353
2015	29,236	4,829
2016	15,925	2,631
2017	3,825	632
2018	3,017	498

Total	84,408	13,943